united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2017
Principal		Fair Value
	BONDS - 5.2%
	RETAIL - 4.2%
$ 500,000	Gamestop Corp., 6.750%, 3/15/2021 ^	$ 522,000
2,500,000	Men's Wearhouse, Inc., 7.000%, 7/1/2022	2,200,000
		2,722,000
	TELECOMMUNICATIONS - 1.0%
260,000	Frontier Communications Corp., 6.875%, 1/15/2025	206,050
500,000	Frontier Communications Corp., 10.500%, 9/15/2022	479,375
		685,425

	TOTAL BONDS (Cost $3,439,721)	3,407,425
Shares
	CLOSED-END FUNDS - 8.4%
20,000	Aberdeen Asia-Pacific Income Fund, Inc.	100,000
32,134	Ares Dynamic Credit Allocation Fund, Inc. (a)	525,391
10,000	Avenue Income Credit Strategies Fund	139,100
20,000	Barings Global Short Duration High Yield Fund	395,600
7,481	BlackRock Core Bond Trust	103,836
40,000	Deutsche Multi-Market Income Trust	352,000
37,033	Diversified Real Asset Income Fund	646,226
20,000	Eaton Vance Limited Duration Income Fund	282,000
40,000	Eaton Vance Senior Income Trust	266,000
30,000	First Trust High Income Long/Short Fund	517,200
30,000	Invesco Dynamic Credit Opportunities Fund	360,300
40,000	Invesco Senior Income Trust	182,400
30,000	Nuveen Short Duration Credit Opportunities Fund	523,800
20,000	PIMCO Dynamic Credit and Mortgage Income Fund	446,400
20,000	Prudential Global Short Duration High Yield Fund, Inc.	297,200
20,000	Prudential Short Duration High Yield Fund, Inc.	305,400
	TOTAL CLOSED-END FUNDS (Cost $5,245,271)	5,442,853

	COMMON STOCKS - 32.8%
	APPAREL - 1.1%
22,500	Under Armour, Inc. *(e)	453,600
5,000	VF Corp. (d)(e)	288,000
		741,600
	AUTO MANUFACTURERS - 2.9%
170,600	Ford Motor Co.	1,909,014

	BANKS - 2.6%
40,000	Barclays PLC - ADR	423,600
6,900	Capital One Financial Corp. (a)(e)	570,078
10,000	Citigroup, Inc. (e)	668,800
2,500	ING Groep NV - ADR	43,475
		1,705,953
	BUILDING MATERIALS - 0.8%
55,137	Cemex SAB de CV - ADR *(e)	519,387

	COMPUTERS - 0.4%
2,000	Apple, Inc.	288,040

	DISTRIBUTION/WHOLESALE - 0.3%
5,000	Triton International Ltd.	167,200

	DIVERSIFIED FINANCIAL SERVICES - 0.1%
1,200	PJT Partners, Inc.	48,264

	ENGINEERING & CONSTRUCTION - 1.1%
15,900	Fluor Corp. (e)	727,902

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017
Shares		Fair Value
	ENTERTAINMENT - 0.6%
20,000	Regal Entertainment Group (d)(e)	$ 409,200

	FOOD - 0.6%
9,900	Whole Foods Market, Inc. (d)	416,889

	HOME BUILDERS - 0.0%
700	PulteGroup, Inc.	17,171

	INVESTMENT COMPANIES - 4.0%
50,000	Apollo Investment Corp.	319,500
121,818	Ares Capital Corp.	1,995,379
30,000	Prospect Capital Corp. (b)	243,600
		2,558,479
	LEISURE TIME - 2.0%
14,100	Polaris Industries, Inc. (b)	1,300,443

	MINING - 0.1%
6,000	South32 Ltd. - ADR	61,740

	OIL & GAS - 5.0%
15,000	Ensco PLC	77,400
50,000	HollyFrontier Corp. (e)	1,373,500
20,000	Hugoton Royalty Trust	36,000
20,000	Marathon Petroleum Corp. (d)	1,046,600
500,000	Obsidian Energy Ltd. *	635,000
40,000	Seadrill Ltd. *(b)	14,424
42,600	Whiting USA Trust II - Trust Unit	44,304
		3,227,228
	PHARMACEUTICALS - 0.7%
10,000	Mallinckrodt PLC *(e)	448,100

	PIPELINES - 0.9%
31,931	Kinder Morgan, Inc.	611,798

	REAL ESTATE - 0.5%
2,500	Jones Lang LaSalle, Inc. (e)	312,500
636	RMR Group, Inc.	30,941
		343,441
	RETAIL - 6.4%
20,000	Bed Bath & Beyond, Inc.	608,000
3,000	Chipotle Mexican Grill, Inc. *(a)(e)	1,248,300
60,000	GameStop Corp.	1,296,600
20,000	Tailored Brands, Inc.	223,200
5,000	Tractor Supply Co. (e)	271,050
10,000	Williams-Sonoma, Inc. (e)	485,000
		4,132,150
	SOFTWARE - 0.1%
2,500	First Data Corp. *	45,500

	TELECOMMUNICATIONS - 2.6%
60,000	America Movil SAB de CV - ADR (a)	955,200
100,000	Frontier Communications Corp. (b)(e)	116,000
10,000	Millicom International Cellular SA	595,000
		1,666,200

	TOTAL COMMON STOCKS (Cost $27,481,288)	21,345,699
Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017
Shares		Fair Value
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 9.7%
40,000	AGNC Investment Corp. (a)	$ 851,600
50,750	Annaly Capital Management, Inc.	611,537
29,378	Ares Commercial Real Estate Corp.	384,558
22,500	Care Capital Properties, Inc.	600,750
30,000	CYS Investments, Inc.	252,300
49,000	Government Properties Income Trust	897,190
10,000	One Liberty Properties, Inc.	234,300
86,193	Two Harbors Investment Corp.	854,173
71,199	VEREIT, Inc.	579,560
125,000	Washington Prime Group, Inc.	1,046,250
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $7,332,480)	6,312,218

	EXCHANGE-TRADED FUNDS (ETFs) - 0.8%
	DEBT FUNDS - 0.8%
10,000	First Trust Exchange-Traded Fund IV First Trust Tactical High Yield	491,600
	TOTAL EXCHANGE-TRADED FUNDS (ETFs) (Cost $512,600)	491,600

	LIMITED PARTNERSHIPS - 7.1%
	PIPELINES - 3.6%
51,846	Energy Transfer Partners LP (a)	1,057,140
30,000	Enterprise Products Partners LP (a)	812,400
12,200	Williams Partners LP	489,342
		2,358,882
	PRIVATE EQUITY - 3.2%
50,000	Blackstone Group LP	1,667,500
20,000	KKR & Co. LP	372,000
		2,039,500
	REAL ESTATE - 0.3%
9,000	Brookfield Property Partners LP	213,030

	TOTAL LIMITED PARTNERSHIPS (Cost $5,504,516)	4,611,412

	PREFERRED STOCK - 7.8%
	BANKS - 0.6%
17,300	Popular Capital Trust II, 6.125%, 12/1/2034	389,250

	DIVERSIFIED FINANCIAL SERVICES - 0.4%
3,000	SLM Corp., 2.946%, Perpetual ****	219,000

	FINANCIAL SERVICES - 0.2%
3,236	Gabelli Equity Trust, Inc., 5.000%, Perpetual	80,221
2,340	Gabelli Equity Trust, Inc., 5.000%, Perpetual	58,383
		138,604

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.1%
20,000	AGNC Investment Corp., 8.000%, Perpetual	514,000
30,000	Annaly Capital Management, Inc., 7.500%, Perpetual	764,700
15,000	ARMOUR Residential REIT, Inc., 7.875, Perpetual	375,000
5,000	Ashford Hospitality Trust, Inc., 8.450%, Perpetual	126,850
5,000	Ashford Hospitality Trust, Inc., 8.550%, Perpetual	127,600
18,396	Colony NorthStar, Inc., 8.250%, Perpetual	469,650
21,350	CYS Investments, Inc., 7.750%, Perpetual	529,907
15,000	Invesco Mortgage Capital, Inc., 7.750%, Perpetual	378,450
		3,286,157
	TELECOMMUNICATIONS - 1.0%
23,000	Frontier Communications Corp., 11.125%, 6/29/2018	677,120

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Shares		Fair Value
	TRANSPORTATION - 0.5%
15,000	Seaspan Corp., 8.250%, Perpetual	$ 332,100

	TOTAL PREFERRED STOCK (Cost $6,268,865)	5,042,231

Contracts***
	SCHEDULE OF CALL OPTIONS PURCHASED - 0.0% *
2,000	Frontier Communications Corp.
	Expiration January 19, 2018, Exercise Price $5.00	5,000
	TOTAL CALL OPTIONS PURCHASED - (Cost $70,339)	5,000

Shares
	SHORT-TERM INVESTMENTS - 16.1%
	INVESTEMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 1.7%
1,108,887	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 0.85% **(c)	1,108,887

	MONEY MARKET FUND - 14.4%
9,353,114	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 0.85% **	9,353,114

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,462,001)	10,462,001

	TOTAL INVESTMENTS IN LONG SECURITIES - 87.9% (Cost $66,317,081) (f)	$ 57,120,439
	TOTAL CALL OPTIONS WRITTEN - (0.1) % (Premiums Received $165,007) (f)	(75,125)
	TOTAL PUT OPTIONS WRITTEN - (0.8) % (Premiums Received $549,668) (f)	(500,974)
	TOTAL SECURITIES SOLD SHORT - (1.1) % (Proceeds $1,130,381)	(737,970)
	OTHER ASSETS IN EXCESS LIABILITES - 14.1%	9,201,742
	TOTAL NET ASSETS - 100.0%	$ 65,008,112

Contracts***		Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.1) % *
30	Chipotle Mexican Grill
	Expiration September 2017, Exercise Price $460.00	$ 18,570
2,000	Frontier Communications Corp.
	Expiration January 2018, Exercise Price $5.50	2,000
50	Mallinckrodt PLC
	Expiration July 2017, Exercise Price $50.00	1,200
100	Marathon Petroleum Corp.
	Expiration July 2017, Exercise Price $50.00	28,500
300	Regal Entertainment Group
	Expiration July 2017, Exercise Price $22.50	900
50	VF Corp.
	Expiration August 2017, Exercise Price $55.00	19,500
99	Whole Foods Market, Inc.
	Expiration August 2017, Exercise Price $42.00	4,455
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $165,007)	$ 75,125

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.8) % *
50	AbbVie, Inc.
	Expiration August 2017, Exercise Price $65.00	1,200
25	Biogen, Inc.
	Expiration July 2017, Exercise Price $280.00	26,350
50	Capital One Financial Corp.
	Expiration July 2017, Exercise Price $77.50	2,550
Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017
Contracts***		Fair Value
	SCHEDULE OF PUT OPTIONS WRITTEN (Cont.) - (0.8) % *
71	Capital One Financial Corp.
	Expiration September 2017 Exercise Price $80.00	$ 17,324
800	Cemex SAB de CV
	Expiration July 2017, Exercise Price $7.69	5,824
50	Citigroup, Inc.
	Expiration August 2017, Exercise Price $57.50	950
50	Davita, Inc.
	Expiration July 2017, Exercise Price $67.50	15,250
100	Discover Financial Services
	Expiration July 2017, Exercise Price $60.00	4,400
100	Emerson Electric Co.
	Expiration September 2017, Exercise Price $57.50	15,000
500	Fiat Chrysler Automobiles
	Expiration July 2017, Exercise Price $10.00	5,000
191	Fluor Corp.
	Expiration July 2017, Exercise Price $50.00	89,388
100	Hollyfrontier Corp.
	Expiration July 2017, Exercise Price $24.00	500
50	Icon PLC
	Expiration July 2017, Exercise Price $75.00	1,125
100	IPATH S&P 500 VIX Short-Term Futures ETN
	Expiration September 2017, Exercise Price $22.00	96,000
25	Jones Lang LaSalle, Inc.
	Expiration September 2017, Exercise Price $105.00	2,563
100	Mallinckrodt PLC
	Expiration July 2017, Exercise Price $40.00	5,250
50	Mallinckrodt PLC
	Expiration July 2017, Exercise Price $45.00	9,500
200	Medical Properties Trust, Inc.
	Expiration July 2017, Exercise Price $12.50	2,000
100	Qualcomm, Inc.
	Expiration July 2017, Exercise Price $55.00	14,900
100	Regal Entertainment Group
	Expiration July 2017, Exercise Price $20.00	2,500
50	Tractor Supply Co.
	Expiration July 2017, Exercise Price $60.00	29,750
100	Under Armour, Inc.
	Expiration July 2017, Exercise Price $17.50	700
500	Under Armour, Inc. Cl A
	Expiration July 2017, Exercise Price $18.00	15,000
100	Under Armour, Inc. Cl A
	Expiration January 2018, Exercise Price $32.50	113,700
50	VF Corp.
	Expiration August 2017, Exercise Price $52.50	3,000
100	Williams-Sonoma, Inc.
	Expiration July 2017, Exercise Price $45.00	3,750
100	Williams-Sonoma, Inc.
	Expiration August 2017, Exercise Price $47.50	17,500
	TOTAL PUT OPTIONS WRITTEN (Premiums Received $549,668)	$ 500,974
Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017
Shares		Fair Value
	SECURITIES SOLD SHORT - (1.1) % *
14,250	iPATH S&P 500 VIX Short-Term Futures ETN	$ 181,830
2,300	SPDR S&P 500 ETF Trust	556,140
	TOTAL SECURITIES SOLD SHORT (Proceeds $1,130,381)	$ 737,970

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
VIX - S&P 500 Volatility Index
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 0.80% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
* Non-Income producing security.
** Interest rate reflects seven-day effective yield on June 30, 2017.
*** One contract is equivalent to 100 shares of common stock.
**** Variable Rate as of June 30, 2017.
(a) All or a portion of the security is segregated as collateral for call options written.
(b) All or a portion of the security is out on loan at June 30, 2017. Total loaned securities had a market value of $1,089,381 at June 30, 2017.
(c) All or a portion of the security is segregated as collateral for securities on loan at June 30, 2017. Total collateral had a market value of $1,108,887 at June 30, 2017.
(d) Subject to call options written.
(e) Subject to put options written.
(f) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $63,970,388, including options written and securities sold short, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 2,863,278
	Unrealized depreciation	(11,027,296)
	Net unrealized depreciation	$ (8,164,018)

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2017
Principal		Fair Value
	BONDS - 10.1%
	RETAIL - 9.2%
$ 200,000	GameStop Corp., 6.750%, 3/15/2021 ^	$ 208,800
925,000	Men's Wearhouse, Inc., 7.000%, 7/1/2022	814,000
		1,022,800
	TELECOMMUNICATIONS - 0.9%
100,000	Frontier Communications Corp., 10.500%, 9/15/2022	95,875

	TOTAL BONDS (Cost $1,091,754)	1,118,675

Shares
	COMMON STOCKS - 36.4%
	AGRICULTURE - 1.5%
5,000	Andersons, Inc.	170,750

	BEVERAGES - 0.3%
3,000	Crimson Wine Group Ltd. *	32,130

	COMMERCIAL SERVICES - 0.5%
4,000	Textainer Group Holdings Ltd.	58,000

	DISTRIBUTION/WHOLESALE - 4.5%
15,000	Triton International Ltd. (d)	501,600

	ENERGY-ALTERNATE SOURCES - 1.0%
6,960	FutureFuel Corp. (e)	105,026

	ENTERTAINMENT - 2.8%
15,000	Regal Entertainment Group (d)(e)	306,900

	ENVIRONMENTAL CONTROL - 0.6%
5,000	Covanta Holding Corp.	66,000

	HEALTHCARE-PRODUCTS - 0.1%
14,500	Female Health Co. *	15,225

	INVESTMENT COMPANIES - 3.5%
10,000	Apollo Investment Corp.	63,900
9,660	Ares Capital Corp.	158,231
20,000	Prospect Capital Corp. (b)	162,400
		384,531
	IRON/STEEL - 0.6%
10,000	Cliffs Natural Resources, Inc. *	69,200

	MEDIA - 0.4%
7,000	Salem Media Group, Inc. (d)	49,700

	METAL FABRICATE/HARDWARE - 1.2%
9,093	Ampco-Pittsburgh Corp.	134,122

	MINING - 3.5%
6,000	Compass Minerals International, Inc.	391,800

	OIL & GAS - 1.5%
2,000	Atwood Oceanics, Inc. *	16,300
4,450	CVR Energy, Inc.	96,832
20,000	Obsidian Energy Ltd. *	25,400
23,500	Whiting USA Trust II	24,440
		162,972
	OIL & GAS SERVICES - 0.8%
7,299	Gulf Island Fabrication, Inc.	84,668

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017
Shares		Fair Value
	REAL ESTATE - 1.5%
107	RMR Group, Inc.	5,206
31,900	Xinyuan Real Estate Co., Ltd. - ADR (d)	165,242
		170,448
	RETAIL - 9.2%
15,000	Buckle, Inc.	267,000
4,000	Cheesecake Factory, Inc. (d)	201,200
20,000	Chico's FAS, Inc.	188,400
100	Cracker Barrel Old Country Store, Inc.	16,725
24,180	Destination Maternity Corp. *	78,343
10,000	GameStop Corp.	216,100
5,000	Tailored Brands, Inc.	55,800
		1,023,568
	TELECOMMUNICATIONS - 0.5%
26,955	RF Industries Ltd.	49,867

	TRANSPORTATION - 2.4%
1,300	Matson, Inc.	39,052
10,000	Ardmore Shipping Corp.	81,500
20,000	Seaspan Corp.	142,800
		263,352

	TOTAL COMMON STOCKS (Cost $5,470,269)	4,039,859

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 17.9%
25,000	Ares Commercial Real Estate Corp. (a)	327,250
3,125	ARMOUR Residential REIT, Inc.	78,125
5,000	Care Capital Properties, Inc.	133,500
5,000	CoreCivic, Inc.	137,900
20,000	CYS Investments, Inc. (a)	168,200
10,000	Government Properties Income Trust (a)	183,100
7,000	Invesco Mortgage Capital, Inc.	116,970
15,000	MTGE Investment Corp. (a)	282,000
400	One Liberty Properties, Inc.	9,372
30,000	Two Harbors Investment Corp.	297,300
30,000	Washington Prime Group, Inc. (a)	251,100
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $2,211,155)	1,984,817

	LIMITED PARTNERSHIPS - 10.5%
	CHEMICALS - 0.7%
900	Terra Nitrogen Co. LP	77,274

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
5,000	Ares Management LP	90,000

	INVESTMENT COMPANIES - 1.6%
10,000	Compass Diversified Holdings	174,500

	MINING - 0.3%
4,000	Emerge Energy Services LP *	36,040

	OIL & GAS - 0.3%
3,500	CVR Refining LP *	33,250

	OIL & GAS SERVICES - 0.6%
15,000	CSI Compressco LP	72,750

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017
Shares		Fair Value
	PIPELINES - 3.1%
5,000	Boardwalk Pipeline Partners LP	$ 90,050
5,000	Holly Energy Partners LP	162,400
2,000	NuStar Energy LP	93,260
		345,710
	REAL ESTATE - 1.1%
5,000	Brookfield Property Partners LP	118,350

	TRANSPORTATION - 2.0%
12,500	Martin Midstream Partners LP	219,375

	TOTAL LIMITED PARTNERSHIPS (Cost $1,812,561)	1,167,249

	PREFERRED STOCK - 8.7%
	INVESTMENT COMPANIES - 1.2%
5,000	Prospect Capital Corp., 6.250%, 6/15/2024	129,900

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.6%
10,000	ARMOUR Residential REIT, Inc., 7.875%, Perpetual	250,000
5,000	CYS Investments, Inc., 7.750%, Perpetual	124,100
5,000	CYS Investments, Inc., 7.500%, Perpetual	122,100
5,000	Invesco Mortgage Capital, Inc., 7.750%, Perpetual	126,150
		622,350
	TRANSPORTATION - 1.9%
5,000	Seaspan Corp., 8.250%, Perpetual	110,700
5,000	Seaspan Corp., 7.950%, Perpetual	106,950
		217,650
	TOTAL PREFERRED STOCK (Cost $857,635)	969,900

	SHORT-TERM INVESTMENTS - 13.2%
	INVESTEMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 1.5%
163,588	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 0.81% **(c)	163,588

	MONEY MARKET FUND - 11.7%
1,307,504	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 0.81% **	1,307,504

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,471,092)	1,471,092

	TOTAL INVESTMENTS IN LONG SECURITIES - 96.8% (Cost $12,914,466) (f)	$ 10,751,592
	TOTAL CALL OPTIONS WRITTEN - (0.4) % (Premiums Received $35,459) (f)	(40,550)
	TOTAL PUT OPTIONS WRITTEN - (0.3) % (Premiums Received $29,985) (f)	(31,650)
	TOTAL SECURITIES SOLD SHORT - (0.9) % (Proceeds $171,232)	(104,440)
	OTHER ASSETS IN EXCESS LIABILITES - 4.8%	537,946
	TOTAL NET ASSETS - 100.0%	$ 11,112,898

Contracts***		Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.4) % *
10	Cheesecake Factory, Inc.
	Expiration July 2017, Exercise Price $65.00	$ 50
100	Regal Entertainment Group
	Expiration July 2017, Exercise Price $22.50	300
70	Salem Media Group, Inc.
	Expiration September 2017, Exercise Price $7.50	2,100
100	Triton International Ltd.
	Expiration July 2017, Exercise Price $30.00	35,600
100	Xinyuan Real Estate Co., Ltd.
	Expiration July 2017, Exercise Price $5.00	2,500
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $35,459)	$ 40,550
Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017
Contracts***		Fair Value
	SCHEDULE OF PUT OPTIONS WRITTEN - (0.3) % *
10	Allegiant Travel Co.
	Expiration July 2017, Exercise Price $140.00	$ 6,450
100	Farmland Partners, Inc.
	Expiration August 2017, Exercise Price $10.00	12,000
100	Federated Investors, Inc.
	Expiration July 2017, Exercise Price $25.00	500
70	FutureFuel Corp.
	Expiration August 2017, Exercise Price $12.50	700
50	St. Joe Co.
	Expiration September 2017, Exercise Price $17.00	1,375
50	Regal Entertainment Group
	Expiration July 2017, Exercise Price $22.50	10,625
	TOTAL PUT OPTIONS WRITTEN (Premiums Received $29,985)	$ 31,650

Shares
	SECURITIES SOLD SHORT - (0.9) % *
2,500	iPATH S&P 500 VIX Short-Term Futures ETN	31,900
300	SPDR S&P 500 ETF Trust	72,540
	TOTAL SECURITIES SOLD SHORT (Proceeds $171,232)	$ 104,440

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
LP - Limited Partnership
REIT - Real Estate Investment Trust
VIX - S&P 500 Volatility Index
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 1.88% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
* Non-Income producing security
** Interest rate reflects seven-day effective yield on June 30, 2017.
***One contract is equivalent to 100 shares of common stock.
(a) All or a portion of the security is segregated as collateral for call options written.
(b) All or a portion of the security is out on loan at June 30, 2017. Total loaned securities had a market value of $160,776 at June 30, 2017.
(c) All or a portion of the security is segregated as collateral for securities on loan at June 30, 2017. Total collateral had a market value of $163,588 at June 30, 2017.
(d) Subject to call options written.
(e) Subject to put options written.
(f) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $12,524,614, including options written and securities sold short, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 504,378
	Unrealized depreciation	(2,454,040)
	Net unrealized depreciation	$ (1,949,662)

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2017

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for the Funds’ assets and liabilities measured at fair value:

Camelot Premium Return Fund
Assets	Level 1	Level 2	Level 3	Total
Bonds	$ -	$ 3,407,425	$ -	$ 3,407,425
Closed-End Funds	5,442,853	-	-	5,442,853
Common Stock (a)	21,345,699	-	-	21,345,699
Real Estate Investment Trusts	6,312,218	-	-	6,312,218
Exchange Traded Funds	491,600	-	-	491,600
Limited Partnerships	4,611,412	-	-	4,611,412
Preferred Stock	5,042,231	-	-	5,042,231
Call Options Purchased	-	5,000	-	5,000
Investment Purchased as Securities Lending Collateral	1,108,887	-	-	1,108,887
Money Market Fund	9,353,114	-	-	9,353,114
Total	$ 53,708,014	$ 3,412,425	$ -	$57,120,439

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 75,125	$ -	$ -	$ 75,125
Put Options Written	339,212	161,762	-	500,974
Securities Sold Short	737,970	-	-	737,970
Total	$ 1,152,307	$ 161,762	$ -	$ 1,314,069

Camelot Excalibur Small Cap Income Fund
Assets	Level 1	Level 2	Level 3	Total
Bonds	$ -	$ 1,118,675	$ -	$ 1,118,675
Common Stock (a)	4,039,859	-	-	4,039,859
Real Estate Investment Trusts	1,984,817	-	-	1,984,817
Limited Partnerships	1,167,249	-	-	1,167,249
Preferred Stock	969,900	-	-	969,900
Investment Purchased as Securities Lending	1,307,504	-	-	1,307,504
Money Market Fund	163,588	-	-	163,588
Total	$ 9,632,917	$ 1,118,675	$ -	$10,751,592

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 38,400	$ 2,150	$ -	$ 40,550
Put Options Written	-	31,650	-	31,650
Securities Sold Short	104,440	-	-	104,440
Total	$ 142,840	$ 33,800	$ -	$ 176,640

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.
It is the Funds' policy to record transfers into or out of Level 1 and 2 at the end of the reporting period.
(a)All common stock held by the Funds are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

Option Risk – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of June 30, 2017, the amount of unrealized appreciation and depreciation on option contracts written subject to equity price risk amounted to $138,577 and $(6,756) for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively. The amount of unrealized depreciation on purchased options, as of June 30, 2017 for the Camelot Premium Return Fund was $65,339. As of June 30, 2017, the amount of realized gain on option contracts subject to equity price risk amounted to $1,468,733 and $216,570 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively.

Underlying Fund Risk - Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Security Loans - The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%

Short Sales - A "short sale" is a transaction in which the Funds sell a security they do not own but have borrowed in anticipation that the market price of that security will decline. The Funds are obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 8/15/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 8/15/2017

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 8/15/2017